4. Related Party Transactions (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Amount	$ 35,000
Related Party Transaction, Due from (to) Related Party	35,465
Interest Expense, Related Party	11,338
Due to Other Related Parties, Current	11,414
Due to Other Related Parties	15,106	11,628
Due to Related Parties	$ 37,100	$ 28,900